Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Eldridge AAA CLO ETF
Shareholder Report [Line Items]
Fund Name	Eldridge AAA CLO ETF
Class Name	Eldridge AAA CLO ETF
Trading Symbol	CLOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eldridge AAA CLO ETF for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cloxfund.com. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.cloxfund.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Eldridge AAA CLO ETF	$10	0.20%
[1]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS
Net Assets	$ 294,070,120
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 251,775
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$294,070,120
Number of Holdings	103
Net Advisory Fee	$251,775
Portfolio Turnover	7%
30-Day SEC Yield	4.75%
30-Day SEC Yield Unsubsidized	4.75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers (% of net assets)
Palmer Square CLO Ltd.	7.1%
Benefit Street Partners CLO Ltd.	6.2%
ARES CLO	5.9%
Neuberger Berman CLO Ltd.	5.3%
CIFC Funding Ltd.	5.2%
Bain Capital Credit CLO	5.0%
Elmwood CLO Ltd.	4.0%
Carlyle Global Market Strategies	4.0%
Sixth Street CLO	4.0%
Madison Park Funding Ltd.	3.7%

Security Type (% of net assets)
Collateralized Loan Obligations	97.7%
Cash & Other	2.3%

Industry (% of net assets)
Asset Backed Securities	97.7%
Cash & Other	2.3%

Updated Prospectus Web Address	https://www.cloxfund.com
Eldridge BBB-B CLO ETF
Shareholder Report [Line Items]
Fund Name	Eldridge BBB-B CLO ETF
Class Name	Eldridge BBB-B CLO ETF
Trading Symbol	CLOZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eldridge BBB-B CLO ETF for the period of September 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://clozfund.com. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://clozfund.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Eldridge BBB-B CLO ETF	$25	0.50%
[2]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Distribution of Capital [Text Block]	MANAGED DISTRIBUTIONS
Net Assets	$ 611,421,155
Holdings Count | $ / shares	176
Advisory Fees Paid, Amount	$ 1,979,234
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Net Assets	$611,421,155
Number of Holdings	176
Net Advisory Fee	$1,979,234
Portfolio Turnover	12%
30-Day SEC Yield	7.11%
30-Day SEC Yield Unsubsidized	7.11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)

Top 10 Issuers (% of net assets)
Carlyle Global Market Strategies	6.8%
ARES CLO	6.5%
CIFC Funding Ltd.	6.3%
Palmer Square CLO Ltd.	6.2%
Elmwood CLO Ltd.	4.9%
Madison Park Funding Ltd.	4.4%
OHA Credit Funding	4.1%
KKR CLO Trust	3.9%
AGL CLO Ltd.	3.9%
OCP CLO Ltd.	3.8%

Security Type (% of net assets)
Collateralized Loan Obligations	96.6%
Cash & Other	3.4%

Industry (% of net assets)
Asset Backed Securities	96.6%
Cash & Other	3.4%

Updated Prospectus Web Address	https://clozfund.com

[1]
*	Annualized

[2]
*	Annualized